UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 63.6%
Industrial - 57.1%
Basic - 6.8%
AK Steel Corp.
8.75%, 12/01/18 (a)	U.S.$	113	$119,215
Aleris International, Inc.
7.625%, 2/15/18		150	152,625
ArcelorMittal
5.00%, 2/25/17		135	136,268
5.375%, 6/01/13		190	191,908
Boise Paper Holdings LLC/Boise Finance Co.
9.00%, 11/01/17		230	251,275
Commercial Metals Co.
6.50%, 7/15/17		99	105,683
7.35%, 8/15/18		68	73,780
Consol Energy, Inc.
8.00%, 4/01/17		100	108,250
GrafTech International Ltd.
6.375%, 11/15/20 (a)		126	130,567
Huntsman International LLC
8.625%, 3/15/20		150	169,875
Ineos Finance PLC
9.00%, 5/15/15 (a)		160	170,000
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		155	161,975
New World Resources NV
7.875%, 5/01/18 (a)	EUR	85	115,954
NOVA Chemicals Corp.
8.625%, 11/01/19	U.S.$	125	141,875
Novelis, Inc./GA
8.375%, 12/15/17		270	297,675
P.H. Glatfelter Co.
5.375%, 10/15/20		199	203,975
Peabody Energy Corp.
7.375%, 11/01/16		200	229,000
Rock-Tenn Co.
4.45%, 3/01/19 (a)		235	253,536
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		370	382,950
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17 (a)		300	328,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		330	337,425
SPCM SA
5.50%, 6/15/20 (a)	EUR	120	167,898
Steel Dynamics, Inc.
6.125%, 8/15/19 (a)	U.S.$	295	312,700
7.625%, 3/15/20		205	226,525
Vedanta Resources PLC
9.50%, 7/18/18 (a)		140	161,532

			4,930,966

Company		Principal Amount (000)	U.S. $ Value
Capital Goods - 10.5%
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	200	$217,500
B/E Aerospace, Inc.
6.875%, 10/01/20		385	428,312
Ball Corp.
7.125%, 9/01/16		150	160,500
Berry Plastics Corp.
8.25%, 11/15/15		270	282,150
Building Materials Corp. of America
6.875%, 8/15/18 (a)		150	162,000
Cemex Finance LLC
9.50%, 12/14/16 (a)		260	282,750
Clean Harbors, Inc.
5.125%, 6/01/21 (a)		56	57,960
5.25%, 8/01/20		265	276,262
CNH Capital LLC
3.875%, 11/01/15 (a)		200	206,250
6.25%, 11/01/16		255	281,137
Crown Americas LLC/Crown Americas
Capital Corp. III
6.25%, 2/01/21		210	230,213
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	290	426,560
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	175	193,375
Griffon Corp.
7.125%, 4/01/18		150	159,000
HD Supply, Inc.
8.125%, 4/15/19 (a)		253	288,420
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		345	375,187
KM Germany Holdings GmbH
8.75%, 12/15/20 (a)	EUR	100	138,595
KUKA AG
8.75%, 11/15/17 (a)		125	188,060
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	U.S.$	175	194,688
Owens-Brockway Glass Container, Inc.
7.375%, 5/15/16		160	182,400
Polymer Group, Inc.
7.75%, 2/01/19		145	155,513
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		206	223,253
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Lu
7.125%, 4/15/19		445	479,487
Sealed Air Corp.
8.125%, 9/15/19 (a)		460	517,500
Silgan Holdings, Inc.
5.00%, 4/01/20		89	92,338
SPX Corp.
6.875%, 9/01/17		200	223,000
Tomkins LLC/Tomkins, Inc.
9.00%, 10/01/18		179	200,480

Company		Principal Amount (000)	U.S. $ Value
TransDigm, Inc.
7.75%, 12/15/18	U.S.$	420	$464,625
United Rentals North America, Inc.
5.75%, 7/15/18 (a)		135	145,463
Vulcan Materials Co.
6.50%, 12/01/16		295	325,237

			7,558,215

Communications - Media - 6.2%
Allbritton Communications Co.
8.00%, 5/15/18		360	390,600
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		490	528,587
DISH DBS Corp.
4.625%, 7/15/17		95	99,038
6.625%, 10/01/14		90	96,750
7.125%, 2/01/16		100	112,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20		290	315,375
Kabel Deutschland Holding AG
6.50%, 7/31/17 (a)	EUR	295	424,430
Mediacom LLC/Mediacom Capital Corp.
9.125%, 8/15/19	U.S.$	265	293,487
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18		235	262,613
RR Donnelley & Sons Co.
7.25%, 5/15/18		275	265,375
Sinclair Television Group, Inc.
8.375%, 10/15/18		255	284,962
9.25%, 11/01/17 (a)		130	143,000
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19 (a)		90	92,250
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		200	210,000
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		215	237,304
Univision Communications, Inc.
6.75%, 9/15/22 (a)		133	137,323
UPC Holding BV
9.875%, 4/15/18 (a)		100	113,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		150	166,500
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	185	268,610

			4,441,204

Communications - Telecommunications - 3.0%
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	100	107,750
Crown Castle International Corp.
7.125%, 11/01/19		90	99,450
Frontier Communications Corp.
7.875%, 4/15/15		83	92,752

Company		Principal Amount (000)	U.S. $ Value
MetroPCS Wireless, Inc.
7.875%, 9/01/18	U.S.$	98	$106,085
SBA Communications Corp.
5.625%, 10/01/19 (a)		257	269,850
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)		156	165,750
Sprint Nextel Corp.
9.00%, 11/15/18 (a)		135	166,725
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	100	145,063
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	143,215
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	200	219,000
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		295	299,130
Windstream Corp.
7.50%, 4/01/23		190	199,975
8.125%, 9/01/18		150	163,875

			2,178,620

Consumer Cyclical - Automotive - 3.3%
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		220	234,850
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		187	207,570
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		150	148,500
Continental Rubber of America Corp.
4.50%, 9/15/19 (a)		365	372,300
Dana Holding Corp.
6.50%, 2/15/19		250	266,875
Delphi Corp.
5.875%, 5/15/19		305	327,112
General Motors Financial Co., Inc.
4.75%, 8/15/17 (a)		175	184,011
6.75%, 6/01/18		225	258,116
Schaeffler Finance BV
8.50%, 2/15/19 (a)		200	226,000
Tenneco, Inc.
6.875%, 12/15/20		145	157,869

			2,383,203

Consumer Cyclical - Entertainment - 1.1%
AMC Entertainment, Inc.
8.75%, 6/01/19		94	104,105
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		265	294,813
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		279	306,900
Regal Entertainment Group
9.125%, 8/15/18		100	111,500

			817,318

Company		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 4.6%
Beazer Homes USA, Inc.
6.625%, 4/15/18 (a)	U.S.$	308	$325,710
Boardriders SA
8.875%, 12/15/17 (a)	EUR	165	228,681
Centex Corp.
6.50%, 5/01/16	U.S.$	230	263,925
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		250	267,500
DR Horton, Inc.
4.75%, 5/15/17		200	212,500
6.50%, 4/15/16		100	111,000
Hanesbrands, Inc.
8.00%, 12/15/16		82	89,995
Jones Group, Inc. (The)
5.125%, 11/15/14		240	245,700
Jones Group, Inc./Apparel Group Hold/Apparel Group USA/Footwear Acc
Retail
6.875%, 3/15/19		200	208,000
Lennar Corp.
Series B
6.50%, 4/15/16		170	188,275
NCL Corp., Ltd.
11.75%, 11/15/16		295	333,350
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		100	102,500
7.25%, 6/15/16		120	135,600
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		250	276,250
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	160,143
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, 11/01/17		175	189,875

			3,339,004

Consumer Cyclical - Restaurants - 0.9%
Burger King Corp.
9.875%, 10/15/18		285	326,325
CKE Restaurants, Inc.
11.375%, 7/15/18		292	335,800

			662,125

Consumer Cyclical - Retailers - 1.6%
Dollar General Corp.
4.125%, 7/15/17		313	328,650
Limited Brands, Inc.
6.90%, 7/15/17		125	143,438
Rite Aid Corp.
8.00%, 8/15/20		125	142,813
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		200	221,000

Company		Principal Amount (000)	U.S. $ Value
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)	U.S.$	325	$332,312

			1,168,213

Consumer Non-Cyclical - 9.6%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		210	232,050
ARAMARK Corp.
8.50%, 2/01/15		320	321,603
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	135	200,646
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	195	338,941
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	U.S.$	49	53,043
Constellation Brands, Inc.
7.25%, 9/01/16		240	277,200
ConvaTec Healthcare E SA
7.375%, 12/15/17 (a)	EUR	320	456,175
Cott Beverages, Inc.
8.125%, 9/01/18	U.S.$	108	119,340
Dean Foods Co.
7.00%, 6/01/16		270	296,325
Elan Finance PLC/Elan Finance Corp.
6.25%, 10/15/19 (a)		400	418,000
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20		415	442,493
Grifols, Inc.
8.25%, 2/01/18		380	418,475
HCA, Inc.
7.875%, 2/15/20		175	194,687
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		60	68,100
Jarden Corp.
7.50%, 5/01/17		310	349,137
JBS Finance II Ltd.
8.25%, 1/29/18 (a)		150	159,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		138	144,728
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	130	223,849
R&R Ice Cream PLC
8.375%, 11/15/17(a)	EUR	215	312,524
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)	U.S.$	22	23,100
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)		125	133,750
9.50%, 6/15/18		255	289,425
Stater Bros Holdings, Inc.
7.375%, 11/15/18		165	178,200
Tempur-Pedic International, Inc.
6.875%, 12/15/20 (a)		19	19,546
Tenet Healthcare Corp.
4.75%, 6/01/20 (a)		125	126,875

Company		Principal Amount (000)	U.S. $ Value
6.25%, 11/01/18	U.S.$	125	$137,188
8.875%, 7/01/19		85	95,200
Universal Health Services, Inc.
7.00%, 10/01/18		265	292,162
Valeant Pharmaceuticals International
6.50%, 7/15/16 (a)		275	289,094
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18		330	341,550

			6,952,406

Energy - 3.4%
Antero Resources Finance Corp.
9.375%, 12/01/17		150	164,625
Atwood Oceanics, Inc.
6.50%, 2/01/20		29	31,175
Cie Generale de Geophysique - Veritas
9.50%, 5/15/16		170	182,325
Continental Resources, Inc./OK
8.25%, 10/01/19		115	128,800
Denbury Resources, Inc.
9.75%, 3/01/16		100	106,000
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	109,250
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		112	121,520
Key Energy Services, Inc.
6.75%, 3/01/21 (a)		170	169,150
Milestone Aviation Group LLC
8.625%, 12/15/17 (a)		42	42,105
Newfield Exploration Co.
7.125%, 5/15/18		180	189,900
Offshore Group Investment Ltd.
11.50%, 8/01/15		82	89,380
Oil States International, Inc.
6.50%, 6/01/19		150	159,750
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		330	356,400
Pioneer Energy Services Corp.
9.875%, 3/15/18		145	157,687
Plains Exploration & Production Co.
6.50%, 11/15/20		130	143,975
7.625%, 6/01/18		175	184,187
SandRidge Energy, Inc.
9.875%, 5/15/16		115	123,913

			2,460,142

Other Industrial - 1.1%
Brightstar Corp.
9.50%, 12/01/16 (a)		294	313,110
Hologic, Inc.
6.25%, 8/01/20 (a)		52	56,030

Company		Principal Amount (000)	U.S. $ Value
Interline Brands, Inc./NJ
7.50%, 11/15/18	U.S.$	365	$394,200

			763,340

Services - 1.1%
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		166	173,262
Sabre, Inc.
8.50%, 5/15/19 (a)		298	317,370
Service Corp. International/US
6.75%, 4/01/16 (b)		175	196,000
ServiceMaster Co./TN
7.00%, 8/15/20 (a)		67	67,168

			753,800

Technology - 2.6%
Avaya, Inc.
7.00%, 4/01/19 (a)		151	141,185
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		410	453,562
CommScope, Inc.
8.25%, 1/15/19 (a)		150	164,250
First Data Corp.
7.375%, 6/15/19 (a)		150	155,625
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)		150	163,875
NXP BV/NXP Funding LLC
9.75%, 8/01/18 (a)		220	254,925
Seagate Technology HDD Holdings
6.80%, 10/01/16		370	414,400
Sensata Technologies BV
6.50%, 5/15/19 (a)		150	159,750

			1,907,572

Transportation - Services - 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, 3/15/18		225	250,875
HDTFS, Inc.
5.875%, 10/15/20 (a)		63	65,835
6.25%, 10/15/22 (a)		24	25,560
Hertz Corp. (The)
6.75%, 4/15/19		270	294,638
Oshkosh Corp.
8.25%, 3/01/17		300	329,250

			966,158

			41,282,286

Financial Institutions - 3.6%
Banking - 0.7%
Ally Financial, Inc.
4.625%, 6/26/15		230	239,769
Series 8

Company		Principal Amount (000)	U.S. $ Value
6.75%, 12/01/14	U.S.$	150	$162,000
Amsouth Bank/Birmingham AL
Series AI
5.20%, 4/01/15		100	104,500

			506,269

Brokerage - 0.4%
E*Trade Financial Corp.
6.375%, 11/15/19		273	279,825

Finance - 2.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		230	241,500
Air Lease Corp.
5.625%, 4/01/17		430	455,800
CIT Group, Inc.
5.00%, 5/15/17		178	188,680
5.25%, 3/15/18		166	177,620
International Lease Finance Corp.
5.625%, 9/20/13		120	123,000
6.375%, 3/25/13		150	151,575
Sistema International Funding SA
6.95%, 5/17/19 (a)		200	213,979

			1,552,154

Other Finance - 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16		150	155,438
8.00%, 1/15/18		115	123,481

			278,919

			2,617,167

Utility - 2.5%
Electric - 1.8%
AES Corp./VA
8.00%, 10/15/17		190	219,450
Calpine Corp.
7.25%, 10/15/17 (a)		103	109,695
Series AI
7.25%, 10/15/17		136	144,840
CMS Energy Corp.
6.55%, 7/17/17		160	188,648
EDP Finance BV
5.50%, 2/18/14	EUR	100	135,955
GenOn Energy, Inc.
7.875%, 6/15/17	U.S.$	325	359,125
Techem GmbH
6.125%, 10/01/19 (a)	EUR	120	169,878

			1,327,591

Natural Gas - 0.7%
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16	U.S.$	150	163,970

Company		Principal Amount (000)	U.S. $ Value
Sabine Pass LNG LP
7.50%, 11/30/16	U.S.$	315	$347,287

			511,257

			1,838,848

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Bank of Moscow via BOM Capital PL
6.699%, 3/11/15 (a)		290	307,400

Total Corporates - Non-Investment Grades (cost $44,214,307)			46,045,701

CORPORATES - INVESTMENT GRADES - 9.6%
Financial Institutions - 4.4%
Banking - 3.9%
Akbank TAS
5.125%, 7/22/15 (a)		300	316,500
BBVA US Senior SAU
4.664%, 10/09/15		315	322,975
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	200	331,582
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	150	161,807
Regions Financial Corp.
5.75%, 6/15/15		235	254,094
Sovereign Bank/Wilmington DE
8.75%, 5/30/18		250	294,370
Turkiye Garanti Bankasi AS
4.00%, 9/13/17 (a)		295	303,883
Turkiye Halk Bankasi AS
4.875%, 7/19/17 (a)		400	426,058
Turkiye Vakiflar Bankasi Tao
5.75%, 4/24/17 (a)		300	324,720
Zions Bancorporation
4.50%, 3/27/17		100	104,475

			2,840,464

Finance - 0.2%
SLM Corp.
6.25%, 1/25/16		150	163,125

Insurance - 0.3%
American International Group, Inc.
4.875%, 9/15/16		150	167,772

			3,171,361

Industrial - 3.5%
Basic - 0.2%
CF Industries, Inc.
6.875%, 5/01/18		125	152,701

Capital Goods - 0.3%
Mohawk Industries, Inc.
6.375%, 1/15/16 (c)		185	208,125

Company		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.6%
Embarq Corp.
7.082%, 6/01/16	U.S.$	120	$140,590
Qwest Communications International, Inc.
7.125%, 4/01/18		105	109,557
Telefonica Emisiones SAU
3.992%, 2/16/16		125	130,063
Series G
3.661%, 9/18/17 (a)	EUR	50	68,803

			449,013

Consumer Cyclical - Automotive - 0.5%
Banque PSA Finance SA
4.375%, 4/04/16 (a)	U.S.$	160	161,386
Ford Motor Credit Co. LLC
3.875%, 1/15/15		200	208,569

			369,955

Consumer Cyclical - Other - 0.4%
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (a)		235	254,094

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		64	75,201

Consumer Non-Cyclical - 0.5%
Mylan, Inc./PA
7.875%, 7/15/20 (a)		280	330,893

Energy - 0.4%
Pioneer Natural Resources Co.
5.875%, 7/15/16		125	141,736
Transocean, Inc.
5.05%, 12/15/16		150	167,013

			308,749

Other Industrial - 0.2%
URS Corp.
3.85%, 4/01/17 (a)		135	139,069

Services - 0.3%
QVC, Inc.
7.375%, 10/15/20 (a)		215	239,217

			2,527,017

Utility - 1.0%
Electric - 0.4%
Iberdrola International BV
4.50%, 9/21/17	EUR	200	287,691

Natural Gas - 0.6%
Gas Natural Capital Markets SA
6.00%, 1/27/20 (a)		200	301,249

Company		Principal Amount (000)	U.S. $ Value
Tennessee Gas Pipeline Co. LLC
8.00%, 2/01/16	U.S.$	140	$166,494

			467,743

			755,434

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Abu Dhabi National Energy Co.
2.50%, 1/12/18(a)		335	337,658
Petrobras International Finance Co. - Pifco
3.50%, 2/06/17		155	162,556

			500,214

Total Corporates - Investment Grades (cost $6,540,562)			6,954,026

GOVERNMENTS - TREASURIES - 6.1%
United States - 6.1%
U.S. Treasury Bonds
2.75%, 8/15/42		767	740,635
3.125%, 2/15/42 (d)		250	261,406
U.S. Treasury Notes
0.625%, 1/31/13 (d)		300	300,117
1.50%, 6/30/16		1,500	1,554,843
1.875%, 9/30/17		1,450	1,531,110

Total Governments - Treasuries (cost $4,406,098)			4,388,111

BANK LOANS - 4.1%
Industrial - 3.8%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
(FMG America Finance, Inc.)
5.25%, 10/18/17 (b)		100	100,498

Capital Goods - 0.2%
Serta Simmons Holdings LLC
5.00%, 10/01/19 (b)		150	150,125

Communications - Media - 0.8%
Crown Media Holdings, Inc.
5.75%, 7/14/18 (b)		136	135,589
FoxCo Acquisition Sub, LLC
5.50%, 7/14/17 (b)		299	302,991
LIN Television Corp.
5.00%, 12/21/18 (b)		149	149,119

			587,699

Consumer Cyclical - Automotive - 0.2%
TI Group Automotive Systems, LLC
6.75%, 3/14/18 (b)		149	149,619

Company		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.4%
Lord & Taylor Holdings, LLC (LT Propco, LLC)
5.75%, 1/11/19 (b)	U.S.$	108	$108,653
PetCo Animal Supplies, Inc.
4.50%, 11/24/17 (b)		148	149,466

			258,119

Consumer Non-Cyclical - 1.2%
Emergency Medical Services Corporation
5.25%, 5/25/18 (b)		143	143,805
Jazz Pharmaceutical, Inc.
5.25%, 6/12/18 (b)		244	246,390
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
5.00%, 9/30/19 (b)		150	149,345
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
6.25%, 12/05/18 (b)		149	150,701
Wolverine Worldwide, Inc.
4.00%, 7/31/19 (b)		139	139,806

			830,047

Energy - 0.3%
Pilot Travel Ctrs LLC
4.25%, 8/07/19 (b)		249	250,517

Other Industrial - 0.1%
Navistar, Inc.
7.00%, 8/17/17 (b)		100	100,250

Services - 0.2%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18 (b)		148	149,585

Technology - 0.3%
Avaya, Inc.
3.06%, 10/24/14 (b) (e)		145	141,663
Eastman Kodak Company
8.50%, 7/20/13 (b)		47	47,455

			189,118

			2,765,577

Financial Institutions - 0.3%
REITS - 0.3%
iStar Financial, Inc.
5.75%, 10/15/17 (b)		169	169,824

Total Bank Loans (cost $2,881,481)			2,935,401

Company		Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Non-Agency Fixed Rate CMBS - 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.219%, 7/15/44	U.S.$	190	$200,460
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.804%, 6/15/38		365	331,617
Series 2007-C3, Class AM
5.679%, 6/15/39		150	151,134
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		250	272,162
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM
6.002%, 2/15/51		400	447,508
Series 2007-LDPX, Class AM
5.464%, 1/15/49		122	131,995
LB Commercial Mortgage Trust
Series 2007-C3, Class AM
5.886%, 7/15/44		135	154,004
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	177,685
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ
5.651%, 6/11/42		195	193,212

Total Commercial Mortgage-Backed Securities (cost $1,906,889)			2,059,777

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 1.9%
Basic - 0.4%
Indo Energy Finance BV
7.00%, 5/07/18 (a)		265	276,925

Communications - Media - 0.3%
Columbus International, Inc.
11.50%, 11/20/14 (a)		200	222,000

Consumer Cyclical - Other - 0.5%
MCE Finance Ltd.
10.25%, 5/15/18		351	399,263

Consumer Non-Cyclical - 0.7%
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	140	204,196
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)	U.S.$	275	313,500

			517,696

			1,415,884

Company		Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.4%
Banking - 0.4%
Halyk Savings Bank of Kazakhstan JSC
9.25%, 10/16/13 (a)	U.S.$	250	$261,250
Utility - 0.3%
Electric - 0.3%
Listrindo Capital BV
6.95%, 2/21/19 (a)		200	222,989

Total Emerging Markets - Corporate Bonds (cost $1,806,958)			1,900,123

QUASI-SOVEREIGNS - 1.8%
Quasi-Sovereign Bonds - 1.8%
Azerbaijan - 0.4%
State Oil Co. of the Azerbaijan Republic
5.45%, 2/09/17 (a)		240	263,400

Hungary - 0.3%
Magyar Export-Import Bank RT
5.50%, 2/12/18 (a)		235	237,345

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
11.75%, 1/23/15 (a)		125	149,219

Luxembourg - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
9.00%, 6/11/14 (a)		125	137,187

Russia - 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		100	110,750

Ukraine - 0.1%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		100	102,625

United Arab Emirates - 0.5%
Dubai Electricity & Water Authority
6.375%, 10/21/16 (a)		300	331,500

Total Quasi-Sovereigns (cost $1,276,102)			1,332,026

COVERED BONDS - 0.8%
Banco de Sabadell SA
3.625%, 2/16/15	EUR	100	132,170
Bankinter SA
3.875%, 10/30/15		50	66,744
CaixaBank
5.125%, 4/27/16		150	207,366
Kutxabank SA
5.125%, 4/08/15		100	134,877

Total Covered Bonds (cost $524,934)			541,157

Company		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Israel - 0.4%
Israel Electric Corp., Ltd.
6.70%, 2/10/17 (a)	U.S.$	290	$313,200

Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		13	12,443
2.375%, 5/25/16		112	106,849

			119,292

Total Governments - Sovereign Agencies (cost $411,090)			432,492

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Croatia - 0.4%
Croatia Government International Bond
6.25%, 4/27/17 (a)		265	288,898

Lithuania - 0.2%
Lithuania Government International Bond
6.75%, 1/15/15 (a)		100	109,895

Total Governments - Sovereign Bonds (cost $367,397)			398,793

EMERGING MARKETS - SOVEREIGNS – 0.4%
Sri Lanka - 0.2%
Sri Lanka
7.40%, 1/22/15 (a)		160	172,000

Ukraine - 0.2%
Ukraine Government International Bond
6.875%, 9/23/15 (a)		100	101,000

Total Emerging Markets - Sovereigns (cost $260,482)			273,000

		Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.3%
US Bancorp
6.50%		3,000	85,920
Zions Bancorporation
9.50%		4,000	103,520

			189,440

REITS - 0.0%
Health Care REIT, Inc.
6.50%		925	24,789

Total Preferred Stocks (cost $198,885)			214,229

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
JPY/USD
Expiration: Mar 2013, Exercise Price: JPY 81.27 (f) (g)	56,190,000	$43,873
EUR/USD
Expiration: Mar 2013, Exercise Price: EUR 1.20 (f) (g)	290,000	95
EUR/USD A
Expiration: Feb 2013, Exercise Price: EUR 1.24 (f) (g)
	450,000	186

		44,154

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Mar 2013, Exercise Price: $ 139.00 (g) (h)	125	37,688

Total Options Purchased - Puts (cost $71,967)		81,842

OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Indices - 0.0%
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $ 1,475.00 (g) (h)	94	23,970
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $ 1,485.00 (g) (h)	13	1,885

Total Options Purchased - Calls (cost $51,404)		25,855

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (i)
(cost $3,491,440)	3,491,440	3,491,440

Total Investments - 98.2% (cost $68,409,996) (j)		71,073,973
Other assets less liabilities - 1.8% (k)		1,272,330

Net Assets - 100.0%		$72,346,303

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	37	March 2013	$8,155,527	$8,157,344	$1,817
U.S. T-Note 5 Yr Futures	96	March 2013	11,952,707	11,943,750	(8,957)
Ultra Long U.S. T- Bond Futures	11	March 2013	1,810,720	1,788,531	(22,189)

					$(29,329)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	EUR	133	USD	173	1/17/13	$(1,677)
Goldman Sachs Capital Markets LP	GBP	318	USD	511	1/17/13	(4,864)
Royal Bank of Scotland PLC	EUR	3,809	USD	4,984	1/17/13	(44,280)
State Street Bank & Trust Co.	EUR	100	USD	132	1/17/13	(408)
State Street Bank & Trust Co.	USD	59	EUR	44	1/17/13	(116)
State Street Bank & Trust Co.	JPY	550	USD	7	2/08/13	162

						$(51,183)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (h)	13	$1,505.00	January 2013	$(650)
S&P 500 Index (h)	21	1,435.00	January 2013	(35,595)

(premium received $44,477)				$(36,245)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts	Premiums Received	Market Value
Call - JPY vs. USD	JPY	81.27	3/14/13	JPY 56,190,000	$39,341	$(43,873)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put CDX- NAHYS19V1- 5 Year Index	Barclays Bank PLC	Sell	98.00%	3/20/13	$890	$19,847	$(14,005)
Put CDX- NAHYS19V1- 5 Year Index	Bank of America, NA	Sell	98.00	3/20/13	1,600	37,120	(25,178)

							$(39,183)

INTEREST RATE SWAP CONTRACTS

	Notional Amount (000)			Rate Type		Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Termination Date	Payments made by the Fund	Payments received by the Fund
Bank of America, NA	GBP	130	12/06/22	1.86%	6 Month LIBOR	$(274)
Bank of America, NA		60	12/06/42	6 Month LIBOR	2.97%	239
Barclays Bank PLC	$	880	9/17/22	1.821%	3 Month LIBOR	(8,473)
Citibank NA		3,000	9/14/17	0.84%	3 Month LIBOR	(15,875)
Credit Suisse International		8,120	10/29/14	0.41%	3 Month LIBOR	(6,115)
Credit Suisse International		1,020	12/07/14	0.361%	3 Month LIBOR	463
Credit Suisse International		550	12/07/17	0.74%	3 Month LIBOR	2,036
Credit Suisse International		670	11/13/22	1.647%	3 Month LIBOR	8,225
Credit Suisse International		230	12/31/22	1.796%	3 Month LIBOR	362
Deutsche Bank AG		570	12/31/17	0.853%	3 Month LIBOR	(496)
Deutsche Bank AG	GBP	1,450	10/04/22	1.86%	6 Month LIBOR	(12,171)
Deutsche Bank AG		610	10/04/42	6 Month LIBOR	2.97%	5,584
Goldman Sachs International		$3,110	9/18/17	0.85%	3 Month LIBOR	(18,557)
Goldman Sachs International		3,080	11/13/17	0.78%	3 Month LIBOR	2,708
JPMorgan Chase Bank, NA		650	10/24/17	0.882%	3 Month LIBOR	(3,316)
JPMorgan Chase Bank, NA		1,420	9/07/22	1.693%	3 Month LIBOR	2,385
JPMorgan Chase Bank, NA		285	10/23/22	1.798%	3 Month LIBOR	(1,098)
JPMorgan Chase Bank, NA		340	11/07/22	1.715%	3 Month LIBOR	1,799

						$(42,574)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 17 5 Year Index, 6/20/17*	(5.00)%	1.98%		$900	$(114,360)	$(93,789)	$(20,571)
CDX-NAIG Series 18 5 Year Index, 6/20/17*	(1.00)	0.84		2,000	(14,660)	(5,322)	(9,338)
Morgan Stanley Capital Services, Inc.:
CDX-EM Series 17 5 Year Index, 6/20/17*	(5.00)	1.98		1,000	(127,066)	(110,605)	(16,461)
CDX-NAIG Series 17 5 Year Index, 12/20/16*	(1.00)	0.72		1,000	(11,085)	10,051	(21,136)

Sale Contracts
Bank of America, NA:
Amkor Technology, Inc., 7.375% 5/01/18, 6/20/17*	5.00	5.72		60	(1,687)	(1,980)	293
CDX-NAHY Series 14 5 Year Index, 6/20/15*	5.00	2.46		1,781	109,816	11,303	98,513
CDX-NAHY Series 19 5 Year Index, 12/20/17	5.00	4.86		650	4,741	(10,674)	15,415
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	– 0	–	118	(20,859)	(20,722)	(137)
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	– 0	–	236	(41,718)	(41,534)	(184)
The Goodyear Tire & Rubber Co. 7.00%, 3/15/28, 6/28/17*	5.00	4.97		140	136	(10,469)	10,605
Barclays Bank PLC:
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.86		1,350	9,843	(208)	10,051
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.86		237	1,728	(7,657)	9,385

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems, Inc., 8.875%, 7/15/15, 6/20/17*	5.00%	3.53%	$150	$8,968	$(8,573)	$17,541
Health Management Associates, Inc., 6.125% 4/15/16, 6/20/17*	5.00	3.17	180	13,601	(965)	14,566
Levi Strauss & Co., 7.625%, 5/15/15, 12/20/17*	5.00	4.52	150	3,022	305	2,717
M.D.C. Holdings, Inc., 5.625%,2/01/ 20, 6/20/17*	1.00	1.28	180	(2,249)	(8,377)	6,128
MGM Resorts International, 7.625%, 1/15/17, 6/20/12*	5.00	4.91	180	471	(14,251)	14,722
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.93	200	26,264	5,179	21,085
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.93	140	18,385	1,793	16,592
Citibank, NA:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/17*	5.00	5.72	140	(3,938)	(10,155)	6,217
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.86	750	5,468	(9,397)	14,865
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.86	500	3,647	3,740	(93)
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	4.09	160	5,794	(5,630)	11,424
SLM Corp., 6.25%, 1/25/16, 6/20/17*	5.00	3.02	70	5,782	(1,116)	6,898

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00%	– 0	–%	$118	$(20,865)	$(22,455)	$1,590
Goldman Sachs Bank USA:
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	– 0	–	236	(41,716)	(45,162)	3,446
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	– 0	–	118	(20,859)	(21,060)	201
HCA, Inc., 8.00%, 10/01/18, 9/20/17*	5.00	3.77		250	12,791	7,425	5,366
Goldman Sachs International:
Community Health Systems, Inc., 8.875%, 7/15/15, 9/20/16*	5.00	2.86		130	9,581	193	9,388
JPMorgan Chase Bank, NA:
AK Steel Corp., 7.625%, 5/15/20, 3/20/17*	5.00	9.32		180	(25,276)	(13,304)	(11,972)
Community Health Systems, Inc., 8.875%, 7/15/15, 12/20/16*	5.00	3.09		100	7,018	(8,081)	15,099
Levi Strauss & Co., 8.875%, 4/1/16, 12/20/16*	5.00	3.61		150	7,495	(6,515)	14,010
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	1.14		150	22,643	7,390	15,253
MGM Resorts International, 7.625%, 1/15/17, 12/20/14*	5.00	1.28		100	7,141	(3,252)	10,393
Morgan Stanley Capital Services, Inc.:
Amkor Technology, Inc., 6.625%, 6/1/21, 12/20/16*	5.00	5.16		150	(1,164)	(5,470)	4,306
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.86		1,500	10,938	18,200	(7,262)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 17 5 Year Index, 12/20/16*	1.00%	0.72%		$150 $	1,663	$229	$1,434
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	– 0	–	118	(20,859)	(21,148)	289
Ford Motor Co., 6.50%, 8/01/18, 12/20/16*	5.00	1.72		150	18,975	4,753	14,222
NXP BV 8.625% 10/15/13, 6/20/17*	5.00	3.83		EUR 110	6,893	(6,325)	13,218
Sanmina-SCI Corp., 8.125%, 3/01/16, 12/20/16*	5.00	4.47		$150	2,709	(13,156)	15,865
The Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 12/20/16*	5.00	4.51		100	1,671	(3,232)	4,903
UBS AG:
Goodyear Tire & Rubber Co. 7.00% 3/15/28, 6/20/17*	5.00	4.97		130	126	(9,853)	9,979
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	3.17		160	12,090	(3,108)	15,198
Levi Strauss & Co. 8.875% 4/01/16, 6/20/17*	5.00	4.09		40	1,448	(2,153)	3,601
SLM Corp. 6.25%,1/25/16, 6/20/17*	5.00	3.25		120	8,722	(2,742)	11,464
Tenet Healthcare Corp., 6.875% 11/15/31, 6/20/17*	5.00	3.68		100	5,333	(4,952)	10,285

					$(113,458)	$(482,831)	$369,373

*	Termination date
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $23,617,337 or 32.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(c)	Variable rate coupon, rate shown as of December 31, 2012.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $88,657.
(e)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $141,663 and $4,906, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	One contract relates to 1 share.
(g)	Non-income producing security.
(h)	One contract relates to 100 shares.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,793,305 and gross unrealized depreciation of investments was $(129,328), resulting in net unrealized appreciation of $2,663,977.
(k)	An amount of U.S. $349,402 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

Currency Abbreviations:

EUR	–	Euro
GBP	–	Great British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar

Glossary:

CDX-EM	–	Emerging Market Credit Default Swap Index
CDX-NAHY	–	North American High Yield Credit Default Swap Index
CDX-NAIG	–	North American Investment Grade Credit Default Swap Index
CMBS	–	Commercial Mortgage-Backed
LIBOR	–	London Interbank Offered Rates
OJSC	–	Open Joint Stock Company
REIT	–	Real Estate Investment Trust

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

66.9%	United States
3.3%	Spain
3.1%	Germany
2.7%	Luxembourg
2.2%	United Kingdom
2.0%	Netherlands
1.9%	Turkey
1.1%	Ireland
0.9%	United Arab Emirates
0.9%	Canada
0.9%	Brazil
0.9%	Russia
0.7%	France
7.6%	Other
4.9%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7 % or less in the following countries: Australia, Azerbaijan, Barbados, China, Croatia, Czech Republic, Hungary, India, Indonesia, Israel, Italy, Japan, Kazakhstan, Lithuania, Mexico, Norway, Portugal, South Africa, Sri Lanka, Switzerland and Ukraine.

AllianceBernstein - Limited Duration High Income Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$45,547,796		$497,905		$46,045,701
Corporates - Investment Grades		– 0	–	6,954,026		– 0	–	6,954,026
Governments - Treasuries		– 0	–	4,388,111		– 0	–	4,388,111
Bank Loans		– 0	–	– 0	–	2,935,401		2,935,401
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,059,777		2,059,777
Emerging Markets - Corporate Bonds		– 0	–	1,900,123		– 0	–	1,900,123
Quasi-Sovereigns		– 0	–	1,332,026		– 0	–	1,332,026
Covered Bonds		– 0	–	541,157		– 0	–	541,157
Governments - Sovereign Agencies		– 0	–	432,492		– 0	–	432,492
Governments - Sovereign Bonds		– 0	–	398,793		– 0	–	398,793
Emerging Markets - Sovereigns		– 0	–	273,000		– 0	–	273,000
Preferred Stocks		214,229		– 0	–	– 0	–	214,229
Options Purchased - Puts		– 0	–	81,842		– 0	–	81,842
Options Purchased - Calls		– 0	–	25,855		– 0	–	25,855
Short-Term Investments		3,491,440		– 0	–	– 0	–	3,491,440

Total Investments in Securities		3,705,669		61,875,221		5,493,083		71,073,973
Other Financial Instruments* :
Assets:
Futures Contracts		1,817		– 0	–	– 0	–	1,817
Forward Currency Exchange Contracts		– 0	–	162		– 0	–	162
Interest Rate Swap Contracts		– 0	–	23,801		– 0	–	23,801
Credit Default Swap Contracts		– 0	–	456,527		– 0	–	456,527
Liabilities:
Futures Contracts		(31,146)		– 0	–	– 0	–	(31,146)
Forward Currency Exchange Contracts		– 0	–	(51,345)		– 0	–	(51,345)
Call Options Written		– 0	–	(36,245)		– 0	–	(36,245)
Currency Options Written		– 0	–	(43,873)		– 0	–	(43,873)
Credit Default Swaptions Written		– 0	–	(39,183)		– 0	–	(39,183)
Interest Rate Swap Contracts		– 0	–	(66,375)		– 0	–	(66,375)
Credit Default Swap Contracts		– 0	–	(87,154)		– 0	–	(87,154)

Total^		$3,676,340		$62,031,536		$5,493,083		$71,200,959

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grades		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 9/30/12	$438,600		$2,833,333		$1,448,759
Accrued discounts/(premiums)	87		1,757		1,394
Realized gain (loss)	– 0	–	6,734		– 0	–
Change in unrealized appreciation/depreciation	17,218		6,860		79,030
Purchases	470,280		856,099		271,846
Sales	(428,280)		(769,382)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	258,748
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/12 +	$497,905		$2,935,401		$2,059,777

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$27,574		$17,658		$79,030

	Total
Balance as of 9/30/12	$4,720,692
Accrued discounts/(premiums)	3,238
Realized gain (loss)	6,734
Change in unrealized appreciation/depreciation	103,108
Purchases	1,598,225
Sales	(1,197,662)
Transfers in to Level 3	258,748
Transfers out of Level 3	– 0	–

Balance as of 12/31/12	$5,493,083

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$124,262

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Corporates - Non-Investment Grades	$497,905	Third Party Vendor	Evaluated Quotes	$100.25 - $106.00
Bank Loans	$2,935,401	Third Party Vendor	Vendor Quotes	$97.80 - $101.48
Commercial Mortgage-Backed Securities	$2,059,777	Third Party Vendor	Evaluated Quotes	$90.85 - $114.08

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 25, 2013